Staff costs - Additional Information (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure
Staff costs	SFr 44,496	SFr 67,959	SFr 145,538	SFr 136,641
Discontinued operations
Disclosure
Staff costs				SFr 1,400,000